SCOUT
BALANCED
FUND


A no-load mutual
fund investing in both
equities and fixed income
obligations with emphasis
on both long-term growth
of capital and high
current income.

Semiannual Report
December 31, 1997


TO THE SHAREHOLDERS

Scout Balanced Fund had a total return (price change and reinvested distributions) of -0.64% for the quarter ended December 31, 1997. By comparison, the Lipper Balanced Fund Index earned 1.46% for the same period.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Capital market returns were mixed during the quarter. The Standard & Poor's 500 Index had a return of 2.87%; the Russell 2000, a good proxy for small-capitalization stocks, declined 3.35%; and the international MSCI-EAFE Index dropped 7.77%.

Interest rates fell as the majority of stocks lost value. The
2-year U.S. Treasury note yield dropped from 5.78% to 5.64% and the 30-year Treasury bond dropped from 6.40% to 5.92%. This may signify a disconnect of equity and bond prices, which moved down together in the 1970s and up together from 1982 until recently. Such a disconnect is consistent with today's popular theme of deflation. Deflationary periods over the past 300 years have been associated with currency devaluation and a decline in the general price level. As inflation turns negative, nominal interest rates adjust lower. The decline in interest rates fails to make equities attractive because the erosion of prices causes an earnings contraction.

Bonds tend to outperform stocks during a deflationary cycle. The Fund has maintained an overweighted position in fixed-income obligations, with 67% of assets committed to intermediate-term and cash-equivalent securities. The Lehman Brothers Government/
Corporate Intermediate Bond Index returned 2.14% for the quarter. The Fund benefited accordingly.

At December 31, 1997, Scout Balanced Fund is positioned at 3.7 years to maturity with a yield to maturity of 5.95%.

We continue to underweight equities in the Fund, with that portion at roughly one-third of assets. During the quarter we eliminated our holdings in Browning-Ferris Industries and one-half of our position in Mylan Laboratories. We added to positions in Amax Gold, Cyprus Amax Minerals, Exabyte, Huntco, Newmont Mining and Novell. We initiated new positions in two international equities, Fila Holding ADRs and Hitachi LTD ADRs. We think Fila, the Italian footwear designer and sportswear company, represents tremendous value with a good balance sheet, dividend yield and superior prospects for growth in sales and earnings. Hitachi, a Japanese diversified manufacturer, should benefit from a weak Yen and represents excellent fundamental valuation relative to its U.S.-based competitors.

Should the economy experience a deflationary period, stocks in the Fund should have better relative performance than the large multinationals of the S&P 500. Without deflation, our companies should have better long-term growth in sales, cash flow and earnings than many in the market.

For the six months ended December 31, 1997, shareholders received an ordinary income dividend of $.25 per share, a short-term capital gain of $.17 per share and a long-term capital gain of $.16 per share.

For corporate shareholders, 10.02% of ordinary income distributions qualify for the corporate dividends received deduction.

We welcome new shareholders to Scout Balanced Fund and appreciate your continued support. Please feel free to call with questions or comments.

Sincerely,
/s/Christopher P. Bloomstran, CFA
Christopher P. Bloomstran, CFA
UMB Investment Advisors

                                        TOP 10 EQUITY HOLDINGS
                                        Market          Percent
                                        Value (000's)   of Total
Bob Evans Farms Inc.                  $  177            1.95%
Bassett Furniture Industries, Inc.       150            1.65%
Unicom Corp.                             138            1.52%
Dominion Resources Inc. V.A.             128            1.41%
Cyprus Amax Minerals Co.                 123            1.36%
Florida Progress Corp.                   118            1.30%
Amax Gold Inc.                           116            1.27%
Brinker International                    112            1.23%
Brush Wellman, Inc.                      110            1.21%
B. I. Inc.                               107            1.18%
Top 10 Equity Holdings Total:         $1,279           14.08%
NOTE: All market values based on 12/31/97 statement of assets.

PIE CHART - SECTOR DIVERSIFICATION
Basic Materials         18.7%
Capital Goods            2.5
Consumer Cyclical       17.8
Consumer Staples        28.7
Energy                   6.1
Technology               7.3
Utilities               18.9


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.



FINANCIAL STATEMENTS

Statement of Net Assets
December 31, 1997 (unaudited)

                                                                        Market
        Shares  Company                                                 Value

COMMON STOCKS - 33.43%                                            $
BASIC MATERIALS - 6.25%
       50,000  Amax Gold Inc.                                          115,625
        4,500  Brush Wellman, Inc.                                     110,250
        8,000  Cyprus Amax Minerals Co.                                123,000
           92  Deltic Timber Corp.                                       2,518
        5,000  Huntco, Inc. Cl. A                                       84,375
        3,500  Newmont Mining Corp.                                    102,813
        1,500  Worthington Industries, Inc.                             24,750
                                                                       563,331
CAPITAL GOODS - 0.83%
        7,000  Calgon Carbon Corp.                                      75,250

CONSUMER CYCLICAL - 5.95%
       12,000  B. I. Inc.                                              107,250
        5,000  Bassett Furniture Industries, Inc.                      150,000
        2,500  Dillards, Inc.                                           88,125
        1,500  Fila Holdings SPA Sponsored ADR                          30,187
        2,000  Limited, Inc.                                            51,000
          200  May Department Stores Co.                                10,538
       10,000  O'Sullivan Industries, Inc.                             100,000
                                                                       537,100
CONSUMER STAPLES - 9.58%
        3,150  Archer-Daniels-Midland Co.                               68,316
        8,000  Bob Evans Farms Inc.                                    177,000
        7,000  Brinker International                                   112,000
        1,500  Fuji Photo Film Unsponsored ADR                          57,281
          750  Hitachi LTD Sponsored ADR                                51,891
        4,000  Lance, Inc.                                             105,250
        5,000  Mylan Laboratories Inc.                                 104,687
        4,000  Rubbermaid, Inc.                                        100,000
        5,000  VICORP Restaurants, Inc.                                 87,500
                                                                       863,925
ENERGY - 2.03%
        1,000  Kerr McGee Corp.                                         63,312
          325  Murphy Oil Corp.                                         17,611
        1,000  Phillips Petroleum Co.                                   48,625
        1,600  USX-Marathon Group                                       54,000
                                                                       183,548
TECHNOLOGY - 2.45%
        3,000  Alcatel Alsthom Sponsored ADR                            75,938
       12,000  Exabyte Corp.                                            77,250
        9,000  Novell, Inc.                                             67,500
                                                                       220,688
UTILITIES - 6.34%
        3,000  Dominion Resources Inc. V.A.                            127,687
        2,000  Entergy Corp.                                            59,875
        3,000  Florida Progress Corp.                                  117,750
        4,150  Niagara Mohawk Power Corp.                               43,575
        2,000  Tele Danmark AS                                          61,625
        4,500  Unicom Corp.                                            138,375
          500  U. S. West Communication Group                           22,563
                                                                       571,450
TOTAL COMMON STOCKS - 33.43%                                         3,015,292

                                                                        Market
      Face Amount     Description                                       Value

SHORT-TERM CORPORATE NOTES - 13.81%
$     100,000  American Tel & Telegraph Co.,
               5.68%, due January 16, 1998                              99,748
      100,000  American Tel & Telegraph Co.,
               5.72%, due January 28, 1998                              99,555
      100,000  Anheuser-Busch Cos. Inc.,
               5.68%, due January 9, 1998                               99,858
      100,000  BP America,
               5.87%, due January 20, 1998                              99,674
      100,000  Disney Walt Co.,
               5.65%, due February 13, 1998                             99,309
      100,000  Dun & Bradstreet Corp.,
               5.78%, due January 21, 1998                              99,663
      100,000  Emerson Electric Co.,
               5.63%, due January 29, 1998                              99,546
      100,000  Emerson Electric Co.,
               5.75%, due February 10, 1998                             99,345
      100,000  Engelhard Corp.,
               5.72%, due February 3, 1998                              99,460
      100,000  Kimberly-Clark Corp.,
               5.73%, due January 23, 1998                              99,634
      150,000  Monsanto Co.,
               5.68%, due January 7, 1998                              149,834
      100,000  Nalco Chemical Co.,
               6.00% due January 12, 1998                               99,800
TOTAL SHORT TERM CORPORATE NOTES - 13.81%                            1,245,426

GOVERNMENT SPONSORED ENTERPRISES - 42.20%
$     150,000  Federal Farm Credit Banks,
               5.40%, due March 6, 1998                                149,953
      100,000  Federal Farm Credit Banks,
               5.20%, due January 25, 1999                              99,469
      100,000  Federal Home Loan Banks,
               6.055% due, April 17, 1998                              100,125
      150,000  Federal Home Loan Banks,
               5.035% due, January 19, 1999                            148,968
      100,000  Federal Home Loan Banks,
               5.86%, due April 2, 1999                                100,094
      100,000  Federal Home Loan Banks,
               5.50%, due January 10, 2001                              99,062
      150,000  Federal Home Loan Banks,
               6.75%, due April 5, 2004                                156,071
      100,000  Federal Home Loan Mortgage Corporation,
               5.96%, due October 20, 2000                             100,344
      150,000  Federal Home Loan Mortgage Corporation,
               6.745%, due August 1, 2001                              154,125
      200,000  Federal Home Loan Mortgage Corporation,
               6.704%, due January 9, 2007                             207,938
      150,000  Federal Home Loan Mortgage Corporation, Debentures,
               6.99%, due July 5, 2006                                 159,024
      100,000  Federal National Mortgage Association,
               5.43%, due April 29, 1998                                98,205
      200,000  Federal National Mortgage Association,
               6.23%, due September 25, 1998                           200,688
      100,000  Federal National Mortgage Association,
               5.55%, due March 12, 1999                                99,797
       56,968  Federal National Mortgage Association,
               7.00%, due October 1, 1999                               57,367
      250,000  Federal National Mortgage Association,
               5.83%, due December 10, 1999                            250,155
      250,000  Federal National Mortgage Association,
               6.09%, due July 11, 2000                                251,603
      150,000  Federal National Mortgage Association,
               6.29%, due October 4, 2000                              151,734
       70,103  Federal National Mortgage Association,
               6.00%, due April 1, 2001                                 69,775
      150,000  Federal National Mortgage Association,
               7.05%, due November 12, 2002                            156,962
       57,314  Federal National Mortgage Association,
               7.00%, due February 1, 2003                              58,123
      150,000  Federal National Mortgage Association,
               6.71%, due May 21, 2003                                 155,296
      150,000  Federal National Mortgage Association,
               6.72%, due August 1, 2005                               156,093
      200,000  Federal National Mortgage Association,
               6.14%, due November 25, 2005                            198,658
      172,424  Government National Mortgage Association,
               7.00%, due September 15, 2010                           176,353
      100,000  Tennessee Valley Authority,
               5.95%, due September 15, 1998                            99,984
      150,000  Tennessee Valley Authority,
               6.00%, due November 1, 2000                             150,587
TOTAL GOVERNMENT SPONSORED ENTERPRISES - 42.20%                      3,806,553

U.S. GOVERNMENT SECURITIES - 11.11%
$     250,000  U.S. Treasury Notes,
               5.625%, due November 30, 1998                           250,000
      250,000  U.S. Treasury Notes,
               5.875%, due November 15, 1999                           250,898
      250,000  U.S. Treasury Notes,
               5.75%, due October 31, 2000                             250,312
      250,000  U.S. Treasury Notes,
               5.875%, due November 30, 2001                           251,015
TOTAL U.S. GOVERNMENT SECURITIES - 11.11%                            1,002,225

REPURCHASE AGREEMENT - 0.06%
        5,000 Northern Trust Co., 6.40%, due January 2, 1998
                (Collateralized by U.S. Treasury Notes,
                5.875%, due February 28, 1999)                           5,000

TOTAL INVESTMENTS - 100.61%                                       $  9,074,496

Other assets less liabilities - (0.61%)                               (54,895)

TOTAL NET ASSETS - 100%
  (equivalent to $10.62 per share;
  10,000,000 shares of $1.00 par value
  capital shares authorized;
  848,907 shares outstanding)                                     $  9,019,601

  ADR - American Depository Receipt
 *Non-income producing security

See accompanying Notes to Financial Statements.


Statement of Assets and Liabilities
December 31, 1997 (unaudited)

ASSETS:
  Investment securities, at market value
   (identified cost $8,711,077)                                   $  9,074,496
  Cash                                                               (126,120)
  Dividends receivable                                                   3,650
  Interest receivable                                                   67,575
  Securities sold receivable                                              -
    Total assets                                                     9,019,601
LIABILITIES AND NET ASSETS:
  Payable for investments purchased                                       -
    Total liabilities                                                     -
NET ASSETS                                                        $  9,019,601

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in surplus of capital)          $  8,666,016
  Accumulated undistributed income:
    Undistributed net investment income                                  1,869
    Accumulated net realized loss on investment transactions         (188,116)
  Net unrealized appreciation in value of investments                  539,832
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                       $  9,019,601

Capital shares, $1.00 par value
  Authorized                                                        10,000,000
  Outstanding                                                          848,907

NET ASSET VALUE PER SHARE                                         $      10.62

See accompanying Notes to Financial Statements.


Statement of Operations
Six Months Ended December 31, 1997 (unaudited)

INVESTMENT INCOME:
  Income:
    Dividends                                                   $       29,294
    Interest                                                           183,081
                                                                       212,375
  Expenses:
    Withholding fees                                                       296
    Management fees  (Note 3)                                           38,741
    Registration fees and other expenses                                  -
                                                                        39,037
      Net investment income                                            173,338

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions
    (excluding commercial paper and repurchase agreements):
    Proceeds from sales of investments                                 670,061
    Cost of investments sold                                           481,945
      Net realized gain from investment transactions                   188,116
  Unrealized appreciation of investments:
    Beginning of period                                                327,013
    End of period                                                      351,719
      Increase in net unrealized appreciation in
        value of investments                                            24,706
      Net gain on investments                                          212,822
      Net increase in net assets resulting from operations      $      386,160

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets

                                                                Six Months Ended
                                                                December 31, 1997      Year Ended
                                                                (unaudited)            June 30, 1997
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         $      173,338         $      269,372
  Net realized gain from investment activities                         188,116                 98,225
  Increase (decrease) in net unrealized appreciation
    on investments                                                      24,706                297,617
    Net increase in net assets resulting from operations               386,160                665,214

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                                              (210,950)              (237,209)
  Net realized gain from investment transactions                     (279,276)                (8,404)
    Total distributions to shareholders                              (490,226)              (245,613)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 150,926 and 632,164 shares sold                      1,646,572              6,463,676
  Net asset value of 3,464 and 23,225 shares issued for
    reinvestment of distributions                                       36,545                244,693
                                                                     1,683,117              6,708,369
  Cost of 75,246 and 187,871 shares redeemed                         (815,017)            (1,948,920)
    Net increase from capital share transactions                       868,100              4,754,449
      Total increase in net assets                                     764,034              5,179,050

NET ASSETS:
  Beginning of period                                                8,255,567              3,076,517
  End of period (including undistributed net investment
    income of $1,869 and $39,482)                               $    9,019,601         $    8,255,567


*Distributions to shareholders:
   Income dividends per share                                   $         .251         $         0.32
   Capital gains distribution per share                         $         .333         $         0.01

See accompanying Notes to Financial Statements.


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -
The Fund was capitalized on October 2, 1995 and initial public offering was made on December 6, 1995. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. A summary of significant accounting policies that the Fund uses in the preparation of its financial statements follows. The policies are in conformity with generally accepted accounting principles.

Investments - Common stocks traded on a national securities exchange are valued at the last reported sales price on the last business day of the period or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques. Investment transactions are recorded on the date securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Short-term investments are valued at cost with interest income recorded on the accrual basis.

Federal Income Taxes - The Fund has complied with the Internal Revenue Code requirements applicable to regulated investment companies and will distribute all income to its shareholders. Therefore, no Federal income tax provision is required.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the six months ended December 31, 1997 (excluding repurchase agreements and short-term securities), are as follows:

                                  Other than
                                  U.S. Government       U.S. Government
                                  Securities            Securities
Purchases                         $ 389,852             $ 795,408
Proceeds from sales                 446,216                35,729

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholders accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interests, fees and the other charges of governments and their agencies for qualifying the Fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that they are sufficient to protect the Fund in the event of default by the seller.

This report has been prepared for the information of the Shareholders of Scout Balanced Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
 Larry D. Armel
 William E. Hoffman, D.D.S.
 Eric T. Jager
 Stephen F. Rose
 Stuart Wien

Officers
 Larry D. Armel, President
 P. Bradley Adams, Vice President & Treasurer
 Michael A. Brummel, Vice President
 Martin A. Cramer, Vice President & Secretary
 John G. Dyer, Vice President
 Constance E. Martin, Vice President

Investment Counsel
 UMB Bank, n.a., Kansas City, Missouri

Auditors
 Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
 Stradley, Ronon, Stevens & Young,
 Philadelphia, Pennsylvania
 John G. Dyer, Kansas City, Missouri

Custodian
 UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862
www.umb.com